Document and Entity Information Document	Sep. 30, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Granite Point Mortgage Trust Inc.
Entity Central Index Key	0001703644
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38124
Entity Tax Identification Number	61-1843143
Entity Address, Address Line One	1114 Avenue of the Americas, Suite 3020
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	364-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Series A Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	7.00% Series A Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	GPMTPrA
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GPMT
Security Exchange Name	NYSE